Corporate information and main business	12 Months Ended
Dec. 31, 2025
Corporate Information And Main Business
Corporate information and main business

1.	Corporate information and main business

Central Puerto S.A. (hereinafter the “Company”, or “CPSA”) and the companies that make up the business group (hereinafter the “Group”) form an integrated group of companies related to the energy sector. The Group is mainly engaged in the generation of electric power.

CPSA was incorporated pursuant to Executive Order No. 122/92 issued by the National Executive Branch, in accordance with Law No. 24,065, which declared the generation, transmission, distribution, and commercialization of electricity subject to full privatization.

On April 1, 1992, the Awardee Consortium took possession of Central Puerto S.A., thereby initiating the operations of the new company.

Our shares are listed on the BYMA (“Bolsas y Mercados Argentinos”), and, since February 2, 2018, they have been listed on the NYSE (“New York Stock Exchange”), both under the symbol “CEPU”.

In order to carry out its electric power generation activity, the Group owns the following assets:

–	Our Puerto complex is composed of two facilities, Central Nuevo Puerto (“Nuevo Puerto”) and Central Puerto Nuevo (“Puerto Nuevo”), located in the port of the City of Buenos Aires. Our Puerto complex’s facilities include steam turbine plants and a combined cycle plant and have a current installed capacity of 1,747 MW.
–	Our Luján de Cuyo plants are located in Luján de Cuyo, Province of Mendoza and have an installed capacity of 576 MW and a steam generating capacity of 125 tons per hour.

–	The Group also owns the concession right of the Piedra del Águila hydroelectric power plant located on the Limay River in Neuquén province. Piedra del Águila has four 360 MW generating units. See note 1.2.5

–	The thermal station Brigadier López located in Sauce Viejo, Province of Santa Fe, with an installed power of 421 MW.

–	The thermal cogeneration plant Terminal 6 - San Lorenzo located in Puerto General San Martín, Santa Fe Province, with an installed power of 391 MW and 340 tn/h of steam production.

–	The thermal station Costanera located in the City of Buenos Aires consists of a thermal generation plant composed of four turbo-steam units with an installed power capacity of 661 MW and two combined cycle plants with an installed power capacity of 1,128 MW.

–	Generation plants using renewable energy sources with a total installed capacity of 568.8 MW of commercially available installed capacity from renewable energy sources, distributed as follows: (i) wind farm La Castellana 100.8 MW; (ii) wind farm La Castellana II 15.2 MW; (iii) wind farm La Genoveva 88.2 MW; (iv) wind farm La Genoveva II 41.8 MW; (v) wind farm Achiras 48 MW; (vi) wind farm Los Olivos 22.8 MW, (vii) wind farm Manque 57 MW, (viii) solar farm Guañizuil II A 100 MW, (ix) solar farm Cafayate 80 MW (See Note 20.8); and (x) solar farm San Carlos 15 MW.

–	Equity interests in the company’s Termoeléctrica José de San Martín S.A. (“TJSM”) and Termoeléctrica Manuel Belgrano S.A. (“TMB”). Those entities operate the two thermal generation plants with an installed capacity of 865 MW and 873 MW, respectively. Additionally, through its subsidiary Central Vuelta de Obligado S.A. (“CVOSA”) the Group is engaged in the operation of the thermal plant Central Vuelta de Obligado, with an installed capacity of 816 MW.

On July 19, 2018, the National Gas Regulatory Authority (Enargas) registered the Company in the Enargas Registry of Traders and Trading Agreements. Later, on March 22, 2024, the controlled company Puerto Energía S.A.U. was also registered as a natural gas trader in said registry, and on September 20, 2024, it was authorized to join the Wholesale Electricity Market (“MEM”) as a Commercial Participant.

Through Proener S.A.U., a company fully controlled by CPSA, the Group participates in the forestry sector since Proener S.A.U. is the parent company of: a) Forestal Argentina S.A., which owns approximately 141,000 hectares in the provinces of Entre Ríos and Corrientes, of which approximately 67,000 hectares are planted with eucalyptus and pine, out of a total plantable area of approximately 77,500 hectares; and b) Loma Alta Forestal S.A., which owns approximately 19,400 hectares in the province of Corrientes, of which approximately 10,400 hectares are planted with pine.

Also, the Group has begun to participate in the mining sector through an interest in the Diablillos silver and gold mining project located in northwestern Argentina and an interest in the Tres Cruces lithium mining project located in the province of Catamarca. (See Notes 20.5 and 20.6).

Lastly, the Group was linked to the natural gas distribution sector in the Cuyo and Central regions of Argentina through its equity investments in the associate companies belonging to the ECOGAS Group. (See Note 3)

1.1.	Overview of Argentine Electricity Market

Transactions among different participants in the electricity industry take place through the Wholesale Electricity Market (“WEM”) which is a market in which generators, distributors and certain large users of electricity buy and sell electricity at prices determined by supply and demand (“Term Market”) and also, where prices are established on an hourly basis based on the economic production cost, represented by the short-term marginal cost measured in the interconnected system (“Spot Market”). CAMMESA (Compañía Administradora del Mercado Mayorista Eléctrico Sociedad Anónima) is a quasi-governmental organization that was established to administer the WEM and functions as a clearing house for the different market participants operating in the WEM. Its main functions include the operation of the WEM, the dispatch of generation and the calculation of prices in the Spot Market, the real-time operation of the electricity system and the administration of commercial transactions in the electricity market.

After the Argentine economic crisis in 2001 and 2002 and the end of the Convertibility Law, the costs of generators increased as a result of the Argentine peso devaluation. In addition, the price of fuel used for generation also increased. The increasing generation costs combined with the freezing of rates for the final user decided at that time by the National Government led to a permanent deficit in CAMMESA’s accounts, which faced difficulties in paying generators for energy purchases. Due to this structural deficit, the Secretariat of Energy issued a series of regulations to keep the electricity market operating despite the deficit.

1.2.	Amendments to WEM regulations

a)	Resolution SE No. 406/03 and other regulations related to WEM generators’ receivables

Resolution 406/03, issued in September 2003, enforced priority payments of generators’ balances. Under the priority payment plan, generators only collected the declared variable generation costs and payments for power capacity. As a result of the deficit in the Stabilization Fund, the remaining balance of sales in the Spot Market (i.e., variable margins) constituted a receivable of generators with CAMMESA, acting on behalf of the WEM, with no fixed due date. Resolution 406/03 established that such unpaid balances were to be considered sale settlements without a fixed due date, or “LVFVD receivables”, using the Spanish acronym. Although these obligations did not have a specified due date, the Resolution provided that they would earn interest at a rate equivalent to the one received by CAMMESA on its own cash investments, hereafter referred to as the “CAMMESA rate”.

As a result of this regulation, a portion of the sale settlements issued by the Company’s plants were not collected beginning in 2004.

Between 2004 and 2007, the former Secretariat of Energy (“SE”) issued a series of resolutions aimed at increasing thermal generation capacity while at the same time providing a mechanism for generators to collect their LVFVD receivables. These resolutions created funds called the “FONINVEMEM” which were administered by trusts for the purpose of making investments in two thermal generation plants within Argentina. All WEM creditor agents with LVFVD (including the Company) were invited to state formally their decision to participate in forming the FONINVEMEM. The Company, like most LVFVD generators, stated its decision to participate in the creation of the FONINVEMEM with the abovementioned receivables.

Within this framework, generators created the companies Termoeléctrica José de San Martín S.A. (“TSM”) and Termoeléctrica Manuel Belgrano S.A. (“TMB”), which were engaged in managing the purchase of equipment, and the building, operating and maintaining of each new power plant.

Under these Resolutions, the trusts Central Termoeléctrica Timbúes ("FCTT") and Central Termoeléctrica Manuel Belgrano ("FCTMB") were the owners of the Central Termoeléctrica San Martin and Central Termoeléctrica Belgrano plants during the first ten years of operations. The Trusts were aimed at administering, each of them, 50% of the resources accrued under FONINVEMEM and other funds for the purpose of financing the power stations. Under these agreements, CAMMESA acted as Settlor (Trustor), Banco de Inversión y Comercio Exterior (“BICE”) as Trustee, the Secretariat of Energy as regulatory authority and TSM and TMB as Trust Beneficiaries and the Company, with the remaining shareholders of TSM and TMB, as guarantors of the obligations of the latter.

The trust agreements were to remain in force until the termination date of the supply agreement entered into by the Trustee, on behalf of the Trust, with CAMMESA as the purchasing party, which had a term of ten years from the date of the commercial authorization of the power stations. Upon the termination of that term, the trust assets were to be transferred to TSM and TMB provided that, prior to such transference, TSM and TMB and their shareholders had performed all the corporate acts necessary to allow private contributors and/or the Argentine Government to receive their corresponding shares in the capital of the power stations pursuant to the terms of the agreement. If this condition was not met, holders of participation certificates (Argentine Government) and the generators who are the current shareholders of TSM and TMB shall be deemed trust beneficiaries.

The FONINVEMEM agreements established that the receivables mentioned above were to be paid by CAMMESA in 120 equal, consecutive monthly installments commencing on the commercial operation date of the plants. Additionally, these agreements established that the receivables would be repaid denominated in U.S. dollars, bearing interest at LIBOR plus a spread ranging from 1% to 2%.

Once the Manuel Belgrano and San Martín plants were commercially authorized (on January 7, 2010, and February 2, 2010, respectively), CAMMESA began making payments to settle the LVFVD receivables. In May 2010, CAMMESA informed the Company of the total amount of the LVFVD receivables denominated in Argentine pesos, including accrued interest calculated at the WEM placement rate, which was added to the principal to be repaid under the mechanism described above, as well as their equivalent amount in U.S. dollars. In this regard, the Company recognized the accumulated interest corresponding to the WEM placement rate on its unpaid LVFVD receivables. Additionally, the Company began recognizing accrued LIBOR interest income as mentioned in the preceding paragraphs, together with the effect of foreign exchange differences on its U.S. dollar-denominated receivables. Since the commercial authorization of the plants in 2010, CAMMESA has made all principal and interest payments in accordance with the contractual agreements.

On January 7, 2020, the supply agreement with TMB was terminated and on February 2, 2020, the supply agreement with TSM expired; therefore, the accruals related to the final installment of the 120 installments established in the agreement for each power station ceased. As a result, the reimbursement for the LVFVD receivables was deemed complete.

Additionally, in 2010 the Company approved a new agreement with the former Secretariat of Energy (Central Vuelta Obligado, the “CVO agreement”). This agreement established, among other things, a framework to determine a mechanism to settle LVFVD receivables as per Resolution No. 406/03 accrued over the 2008 - 2011 period by the generators (“CVO receivables”) and to enable the construction of a thermal combined cycle plant named Central Vuelta de Obligado. The CVO agreement established that the CVO receivables were to be paid by CAMMESA in 120 equal and consecutive monthly installments. For the determination of the novation of CVO credits, the following mechanism was applied: the cumulative LVFVD were converted to USD at the exchange rate established in the agreement (ARS 3.97 per USD for the cumulative LVFVD until the execution date of the CVO Agreement and the closing exchange rate corresponding to each month for the LVFVD subsequently accumulated), and the LIBOR rate was applied plus a 5% margin.

Effective March 20, 2018, CAMMESA granted the commercial authorization for a combined cycle of Central Vuelta de Obligado thermal power plant (the “Commercial Approval”). The financial impact of the Commercial Approval is described in Note 13.1.

Under the agreement mentioned above, generators created the company Central Vuelta de Obligado S.A., which was responsible for managing the purchase of equipment and the construction and operation and maintenance of the Central Vuelta de Obligado thermal power plant.

TSM and TMB

After termination of the supply agreements with TSM and TMB dated February 2, 2020, and January 7, 2020, respectively, the term of the trust agreements also ended (under which the trustee of each agreement held title to each of the power plants operated by TSM and TMB). As from those dates, a 90-day period commenced in which TSM and TMB and their shareholders had to perform all the corporate acts necessary to allow the Argentine Government to receive the corresponding shares in the capital of TSM and TMB that their contributions gave them rights to.

On January 3, 2020, i.e. before the aforementioned 90-day period commenced, the Argentine Government (through the Ministry of Productive Development) served notice to the Company (together with TSM, TMB and their other shareholders and BICE, as trustee of both trusts, among others) stating that, according to the Final Agreement for the Re-adaptation of WEM, TSM and TMB shall perform the necessary acts to incorporate the Argentine Government as shareholder of both companies, acknowledging equity interests of 65.006% in TMB and 68.826% in TSM.

On January 9, 2020, the Company, together with the other generation shareholders of TSM and TMB, challenged such action, on the understanding that the equity interest the Government claimed does not correspond to the contributions made for the construction of the power stations and that gave it the right to claim such equity interest.

On March 4, 2020, the Company was notified of two notes sent by the Minister of Productive Development, responding to the note sent by the Company on January 9, 2020, referred to above, ratifying the terms of the note notified to the Company on January 3, 2020. In March 2020, the Company filed a motion for reconsideration, with a hierarchical appeal in subsidiarity, against the actions taken by the Argentine Government as described above.

On May 4 and May 8, 2020, the Company participated in the Extraordinary Shareholders’ Meetings of TMB and TSM, respectively, at which the entry of the Argentine Government as a shareholder of TSM and TMB was allowed, with the equity interests determined by the Argentine Government. This was done solely for the purpose of complying with the suspensive condition established in the respective Trust Agreements, which provided that, in order for the trust assets — including, among others, the power plants — to be transferred to TSM and TMB as beneficiaries of the trusts within a 90-day period from the termination of the supply agreements, such companies and their shareholders (including the Company) were required to allow the Argentine Government to enter the share capital of TSM and TMB, receiving the number of shares representing the contributions made by the Argentine Government for the construction of the plants and entitling it to claim such participation.

In both cases, when the mentioned Shareholders’ Meetings were held, through which the Argentine Government was allowed to become shareholder of TMB and TSM due to its interest claim, the Company made the corresponding reservation of rights in order to continue the abovementioned claims already commenced.

On November 19, 2020, BICE (in its capacity as trustee of both trust agreements) had the condition precedent established in the Trust Agreements fulfilled since the necessary corporate acts for the Argentine Government to be allowed as shareholder of TSM and TMB were performed. Finally, on March 11, 2021, the Argentine Government subscribed its shares in TSM and TMB. In this way, the Group´s equity interest in TSM and TMB changed from 30.8752% to 9.6269% and from 30.9464% to 10.8312%, respectively. As of the date of these financial statements, the transfer of the power plants has not been made to TSM and TMB.

On the other hand, the Company, together with the other shareholders of TSM and TMB (as guarantors within the framework and the limits stated by the Final Agreement for the Re-adaptation of the WEM, SE Note No. 1368/05 and the trust agreements), BICE, TSM, TMB and SE signed:
a) on January 7, 2020 an amending addendum to the Operation and Maintenance Agreement (“OMA”) of the Manuel Belgrano Thermal Power Plant and
b) on January 9, 2020 an amending addendum to the Operation and Maintenance Agreement (“OMA”) of the San Martín Thermal Power Plant,
which extended the operating period until the effective transfer of the trust’s liquidation equity.

The values recorded in these financial statements for the investments in TMB and TSM are included in non-current assets under other financial assets.

b)	Resolution No. 95/2013, Resolution No. 529/2014, Resolution No. 482/2015 and Resolution No. 22/2016

On March 26, 2013, the former Secretariat of Energy published in the Argentine Official Gazette Resolution No. 95/2013 (“Resolution 95”), which affected the remuneration of generators whose sales prices had been frozen since 2003. This new regulation, which modified the regulatory framework and was applicable to generators with certain exceptions, defined a new compensation system based on compensating for fixed costs, variable costs and an additional remuneration. Resolution 95 converted the Argentine electric market into an “average cost” compensation scheme. Resolution 95 applied to all the Company’s plants, excluding the La Plata plant, which sold energy in excess of YPF’s demand on the Spot market pursuant to the framework in place prior to Resolution 95.

In addition, Resolution 95 established that LVFVD issued by CAMMESA through the application of Resolution 406 that were not committed to the execution of investment and/or maintenance works of existing equipment, should be allocated to the integration of the trust funds in the aforementioned trust.

Thermal units had to achieve an availability target which varied by technology in order to receive the full amount of fixed cost remuneration. The availability of the Group’s plants exceeds the market average. As a result of Resolution 95, revenues from the sales of the Group’s thermal units increased, but the impact on the hydroelectric plant Piedra del Águila was dependent on hydrology. The new Resolution also established that all fuels, except coal, would be provided by CAMMESA.

This resolution also established that part of the additional remuneration would not be collected in cash; LVFVD would be issued and allocated to new infrastructure projects in the energy sector, which required approval by the former Secretariat of Energy.

Finally, Resolution 95 temporarily suspended (i) the inclusion of new contracts in the Term market and provided that, once the contracts existing at the time of issuance of the Resolution expired, Large Users of the WEM would be required to purchase their electricity demand from CAMMESA, under the conditions established by the former Secretariat of Energy for such purpose, and (ii) the acquisition of fuel by generation agents, centralizing through CAMMESA all fuel purchases for the generation of electric power.

On May 23, 2014, Resolution SE No. 529/2014 was published in the Argentine Official Gazette (“Resolution 529”) and was to be applied starting from February 2014 transactions. Resolution 529 modified Resolution 95 by increasing the amounts that remunerate fixed costs, variable costs and additional remuneration of the covered generators of the WEM of the conventional thermal type or national hydro type. Resolution 529 included a new “Remuneration of Non-Recurrent Maintenance” scheme for the covered generators. This new remuneration was determined monthly and its calculation was made based on the total generated energy. Regarding this aspect, CAMMESA was instructed to issue LVFVD for the financing of major maintenance activities, subject to the approval of the former SE.

On July 17, 2015, the former Secretariat of Energy (“SE”) set forth Resolution No. 482/2015 (“Resolution 482”), modifying Resolution 529, which became effective as from the economic transactions of February 2015. The values set forth by Resolution 529 were adjusted. Additionally, Resolution 482 created a new trust called “Recursos para las inversiones del FONINVEMEM 2015-2018” in order to invest in a new generation plant.

Finally, on March 30, 2016, through Resolution No. 22/2016 (“Resolution 22”), the values set by Resolution 482 were updated to become effective starting from the transactions of February 2016.

c)	Resolution No. 19/2017

On February 2, 2017, the Secretariat of Electric Energy (“SEE”) published Resolution SEE No. 19/17 (Resolution 19), which changed the remuneration methodology applicable to electric power generators for transactions operated since February 1, 2017, previously covered by Resolution 95 and its amendments (see section b) of this note).

Resolution 19 substantially amended the tariff scheme applicable, which was previously governed by Resolution 22. Among its most significant provisions, such resolution established: (a) that generators would receive remuneration for the energy generated and for the availability of capacity, (b) gradual increases in tariffs effective as of February, May and November 2017, (c) that the new tariffs would be denominated in U.S. dollars, instead of Argentine pesos, thus protecting generators companies from potential devaluations in the value of the Argentine peso and (d) that 100% of energy sales would be collected in cash, which eliminated the issuance of new LVFVD.

Pursuant to Resolution 19, the Secretariat of Electric Energy established that electricity generators, cogenerators and self-generators acting as agents in the WEM and operating conventional thermal power plants were required to submit Guaranteed Availability Offers (“DIGO”) in the WEM. Under these offers, generators could commit a specific amount of capacity and generated electric energy, provided that such capacity and energy had not been committed under other agreements. The DIGO were required to be accepted by CAMMESA (acting on behalf of the electricity demand agents of the WEM), which would act as purchaser of the energy under the DIGO. The term of the DIGO was three years, and their general terms and conditions were established under Resolution 19.

Resolution 19 also established that WEM agents that operate hydroelectric power plants would be remunerated for the energy and capacity of their generation units in accordance with the values set forth in such resolution.

d)	SGE (Secretaría de Gobierno de Energía) Resolution No. 70/2018 and Ministry of Productive Development Resolution No. 12/2019

On November 6, 2018, Resolution No. 70/2018 of the SGE was published, which replaced Article 8 of Resolution No. 95/2013 issued by the former Secretariat of Energy (“SE”). The new article empowered MEM Generators, Self-Generators and Cogenerators to procure their own fuel. This did not alter the commitments assumed by Generation Agents within the framework of MEM supply agreements with CAMMESA. It was established that generation costs using own fuel would be valued in accordance with the recognition mechanism of Average Variable Costs (“CVP”) recognized by CAMMESA. The Resolution also established that, for those Generators that did not procure their own fuel, CAMMESA would continue with the commercial management and dispatch of fuels.

Regarding this matter, under Resolution No. 12/2019 of the Ministry of Productive Development (published in the Official Gazette on December 30, 2019), fuel purchases for the generation of electric power were once again centralized through CAMMESA, thereby repealing Resolution No. 70/2018 of the former SGE and reinstating the provisions set forth in Article 8 of Resolution No. 95/2013 of the former SE and in Article 4 of Resolution No. 529/2014 of the former SE.

e)	Resolution of the Secretariat of Renewable Resources and Electricity Market no. 1/2019

On March 1, 2019**, Resolution No. 1/2019 (“Resolution 1”) of the Secretariat of Renewable Resources and Electricity Market was published in the Official Gazette**, by virtue of which Resolution 19 was repealed, and new remuneration values for energy, power and associated services were established for the affected generators, as well as the related application methodology, effective as from the date of publication in the Official Gazette.

According to Resolution 1, the approved remuneration system would be of a temporary nature, and would apply until regulatory mechanisms aimed at achieving an autonomous, competitive and sustainable operation are defined and gradually implemented, allowing free contracting between supply and demand, and a technical, economic and operational functioning enabling the integration of different generation technologies to ensure a reliable, minimum-cost system.

The following were the main changes introduced by Resolution 1 with respect to Resolution 19:

Energy Sale:

–	The price of energy generated by thermal power plants was reduced, being set at 4 USD/MWh for energy generated with natural gas and 7 USD/MWh for energy generated with liquid fuel.

–	The price of energy dispatched by thermal power plants was reduced, being set at 1.4 USD/MWh for energy dispatched with any type of fuel.

–	The price of energy generated from non-conventional energy sources (renewable energy) was set at 28 USD/MWh.

Power Sale:

–	The DIGO price (established by Resolution 19) changed from 7,000 USD/MW-month during the twelve months of the year to 7,000 USD/MW-month during the six months of highest seasonal electricity demand (December, January, February, June, July and August) and 5,500 USD/MW-month during the remaining six months of the year (March, April, May, September, October and November).

–	Certain minimum values of offered availability were reduced, compliance with which was a condition for the prices indicated above.

–	A weighting factor applicable to the above-mentioned prices was established, ranging between 1 and 0.7 depending on the utilization factor of the twelve months prior to each transaction month.

f)	Resolution No. 31/2020 of the Secretariat of Energy

On February 27, 2020, the Secretariat of Energy published in the Official Gazette Resolution No. 31 (“Resolution 31”), which established the criteria for the calculation of the economic transactions of energy and power marketed by generators in the spot market, effective as from February 1, 2020.

This new regulation, unlike the provisions set forth in Resolution 1, established that all prices for the remuneration of energy and power would be denominated in Argentine pesos, and that such prices would be adjusted on a monthly basis through a formula based on the evolution of the Consumer Price Index (“IPC”) and the Domestic Wholesale Price Index (“IPIM”). The new power prices were, in general, reduced compared to those in force until January 2020, and energy prices remained equivalent, but expressed in Argentine pesos instead of U.S. dollars. Finally, this regulation introduced a new remuneration component applicable to the energy generated during the first 50 hours of maximum thermal requirement of the month (“MTR”), which are determined based on the hourly aggregation of total thermal generation of the system, establishing different remuneration prices depending on the season of the year, and on the energy delivered during the first and second 25 hours of MTR.

On April 8, 2020, the Company learned that the Secretariat of Energy instructed CAMMESA to postpone until further notice the application of the price update mechanism described in the preceding paragraph of this note. Accordingly, as from the sales settlement corresponding to March 2020, CAMMESA ceased to apply such mechanism.

g)	Secretariat of Energy Resolution No. 440/2021

Through Resolution No. 440 (“Resolution 440”), published in the Official Gazette on May 21, 2021, the Secretariat of Energy established a new remuneration scheme for MEM generation agents. In this regard, Annexes II, III, IV and V of Resolution 31 were replaced, and Article 2 of Resolution 31, which established an automatic remuneration update mechanism, was repealed. In general terms, Resolution 440 updated the remuneration values applicable to generation agents by 29% compared to Resolution 31.

It was established that, for the application of the provisions set forth in Resolution 440 (including, among other matters, the collection of the new values as from February 2021 transactions), each MEM generation agent was required to submit to CAMMESA a written statement, fully and unconditionally, to CAMMESA’s satisfaction, waiving any administrative claim or ongoing judicial proceeding, as well as renouncing the right to file any administrative and/or judicial claim against the National Government, the Secretariat of Energy and/or CAMMESA, related to Article 2 of Resolution 31. On June 17, 2021, the Company submitted the requested waiver notice.

In addition, on November 9, 2021, the Secretariat of Energy established that in order to determine the Power Availability Remuneration of thermal generators under Resolution 440, a constant Utilization Factor equal to 70% must be considered.

h)	Secretariat of Energy Resolution No. 354/2020

This resolution established, among other matters, that as from the entry into force of the “GasAr” Plan (Plan Gas 4), MEM Generators may adhere to centralized dispatch, assigning to CAMMESA the contracts entered into with natural gas producers or transporters, so that such contracts may be used by the Market Administrator / Dispatch Entity (OED, for its Spanish acronym) in accordance with dispatch criteria.

In addition, this resolution established that generation agents that had own-fuel supply obligations under Resolution No. 287/2017 would have the option to waive such obligations and the related recognition of associated costs, and were required to maintain the corresponding transport capacity for purposes of its management under centralized dispatch, provided that CAMMESA determines the convenience of retaining such capacity.

i)	Secretariat of Energy Resolution No. 238/2022

On April 21, 2022, Resolution No. 238/2022 (“Resolution 238”) of the Secretariat of Energy was published in the Official Gazette, through which the remuneration values for power and energy corresponding to generation not committed under contracts were updated. Under this resolution, Annexes I to V of Secretariat of Energy Resolution No. 440/2021 were replaced, and Article 4 of Secretariat of Energy Resolution No. 1037/2021, which granted an additional and temporary recognition to generators’ remuneration, was repealed. Additionally, the application of the Use Factor in the calculation of power availability remuneration was eliminated, which had a positive impact on such remuneration.

Resolution 238 updated the remuneration values applicable to generation agents by 30% as from February 2022, and by an additional 10% as from June 2022, with respect to the updated values.

j)	Secretariat of Energy Resolution No. 826/2022

On December 14, 2022, Resolution No. 826/2022 (“Resolution 826”) of the Secretariat of Energy was published in the Official Gazette, through which the remuneration values for power and energy corresponding to generation not committed under contracts were updated. Under this resolution, Annexes I to V of Resolution 238 were replaced, and a retroactive increase of 20% effective as from September 1, 2022, was established, as well as successive increases of 10% as from December 1, 2022, 25% as from February 1, 2023, and 28% as from August 1, 2023.

k)	Secretariat of Energy Resolution No. 59/2023

On February 7, 2023, Resolution No. 59/2023 (“Resolution 59”) was published in the Official Gazette, through which generators owning combined-cycle units were authorized to adhere to the Power Availability and Efficiency Improvement Agreement, with the purpose of encouraging the investments required for major and minor maintenance of the equipment.

Through this agreement, adhering generators undertake to achieve, at least, 85% of monthly average power availability, in exchange for a new power and energy price composed, in part, of amounts denominated in U.S. dollars. In the case of power, an amount of USD 2,000 per-MW-month was established, plus the amount in Argentine pesos corresponding to 85% and 65% of the power value established by Resolution 826 for the spring/autumn and summer/winter periods, respectively. Additionally, the price for generated energy was set at USD 3.5 per MWh in the case of gas use, and at USD 6.1 per MWh in the case of alternative fuel (gas oil) use.

On April 25, 2023, CAMMESA accepted the subscription to the Agreement submitted by CPSA for all the Group’s combined-cycle units, except for the unit known as Buenos Aires, belonging to Central Costanera S.A. Accordingly, as from the transactions of March 2023, an increase in the remuneration of such units for their sales in the spot market occurred, as described in the preceding paragraph.

In the case of the Buenos Aires combined-cycle unit, CAMMESA accepted the subscription to the Agreement on July 28, 2023 (with effect as from the transactions of July 2023), once it had been successfully processed before the Secretariat of Energy, which instructed CAMMESA, with respect to such thermal unit, as follows: (a) conversion to single-fuel operation, i.e., operation exclusively with natural gas, eliminating the possibility of diesel oil use; and (b) adjustment of installed capacity in line with the actual technical capability for electricity generation of the combined-cycle unit. During October 2023, corrective maintenance works on this unit were completed; therefore, the increases in remuneration for this unit applied as from the transactions of October 2023.

In order to adhere to the remuneration scheme established by Secretariat of Energy Resolution No. 400/2025, described in Note 1.2.v), in November 2025 the Group terminated the agreements entered into under Resolution 59.

l)	Secretariat of Energy Resolution No. 750/2023

On September 6, 2023, Secretariat of Energy Resolution No. 750/2023 (“Resolution 750”) was published in the Official Gazette. Resolution 750 updated the amounts of remuneration for power and energy for the generation which is not committed in contracts. Thus, Annexes I to IV of Resolution 826 were replaced and a 23% increase as from September 1, 2023, was established.

m)	Secretariat of Energy Resolution No. 869/2023

On October 30, 2023, Secretariat of Energy Resolution No. 869/2023 (“Resolution 869”) was published in the Official Gazette. Resolution 869 updated the amounts of remuneration for power and energy of the generation which is not committed in contracts. Thus, Annexes I to IV of Resolution 750 were replaced and a 28% increase as from November 1, 2023, was established.

n)	Secretariat of Energy Resolution No. 9/2024, 99/2024, 193/2024, 233/2024, 285/2024 and 387/2024. Secretariat for the Coordination of Energy and Mining Resolution No. 20/2024

During 2024, the remuneration values for power and energy corresponding to generation not committed under contracts were periodically updated, in accordance with various resolutions issued by the Secretariat of Energy.

On February 8, 2024, Resolution No. 9/2024 of the Secretariat of Energy was published in the Official Gazette, through which the remuneration values were updated, replacing Annexes I to IV of Resolution No. 869/2023, and establishing an increase of 74% effective as from February 1, 2024.

Subsequently, through Secretariat of Energy Resolutions No. 99/2024, No. 193/2024, No. 233/2024, No. 285/2024, Secretariat for the Coordination of Energy and Mining Resolution No. 20/2024, and Secretariat of Energy Resolution No. 387/2024, the corresponding remuneration values were updated by 25% effective as from June 1, 2024, 3% effective as from August 1, 2024, 5% effective as from September 1, 2024, 2.7% effective as from October 1, 2024, 6% effective as from November 1, 2024, and 5% effective as from December 1, 2024, respectively.

o)	Secretariat of Energy Resolution No 294/2024

On October 2, 2024, Resolution No. 294/2024 ("Resolution 294") issued by the Secretariat of Energy was published in the Official Gazette, which establishes a "Contingency and Forecast Plan for critical months of the 2024-2026 period", defining measures that cover generation supply, transmission and distribution of electricity.

For generation, an additional, complementary and exceptional remuneration was established, subject to a commitment to power availability for units that are not committed under contracts within the WEM or that have not adhered to Secretariat of Energy Resolution No. 59/2023.

By adhering to this regulation, generators assume a commitment to power availability per unit, during certain hours of the day characterized as critical, on business days of the summer months (December to March) and winter (June to August). Remuneration prices are defined in U.S. dollars, both for compliance with power availability (USD 2,000 per MW-month) and for the energy generated during the hours included in the evaluation periods indicated above, as detailed below:

Technology	Natural Gas USD/MWh	Fuel Oil USD/MWh	Gas Oil USD/MWh	Biofuels USD/MWh	Coal USD/MWh
GT	6.4	-	8.6	8.7	-
ST	3.4	6.0	-	8.7	10.4
Engines	8.1	15.4	10.5	8.7	-

To determine the remuneration of each unit, the prices of power and energy will be adjusted by a criticality factor, which may vary between 0.75 and 1.25, depending on the nodes through which the units are connected to the transmission system.

The Group adhered to Resolution 294 with the steam turbine (ST) units located in Buenos Aires and Luján de Cuyo and the gas turbine (GT) units located in Luján de Cuyo and the Brigadier López thermal power plant.

p)	Secretariat of Energy Resolution No 58/2024 and 66/2024

On May 8, 2024, Secretariat of Energy Resolution No. 58/2024, as amended by Resolution No. 66/2024 (the “Resolution”), was published in the Official Gazette, whereby an exceptional, temporary, and one-time payment regime was established for the outstanding balances of the MEM economic transactions corresponding to December 2023, January 2024 and February 2024. Under said Resolution, (i) CAMMESA was instructed to prepare and determine the amounts of the receivables arising from the aforementioned economic transactions with each of the MEM Creditor Agents, within five business days as from the effective date of the Resolution; (ii) it was established that the lack of agreement regarding such amounts entitled the Creditor Agents to pursue the corresponding judicial, administrative and/or extrajudicial remedies; and (iii) it was stipulated that, once the amounts were determined and the corresponding individual agreements were executed, CAMMESA would settle the transactions as follows:
a) the settlements corresponding to December 2023 and January 2024 would be paid ten business days after the date of the individual agreements, through the delivery of AE38 USD bonds, with the nominal amounts of each bond calculated at the reference exchange rate (Communication “A” 3500) in effect at the close of business on the date of the formal acceptance by the Creditor Agents; and
b) the settlement corresponding to February 2024 would be paid with the funds available in the bank accounts authorized at CAMMESA for collections and with the funds available from transfers made by the National Government to the Unified Fund allocated to the Stabilization Fund. The Group’s MEM economic transactions corresponding to December 2023, January 2024 and February 2024 amounted to 30,681,066, 30,930,604 and 40,511,360, respectively (VAT included), measured at nominal values at each respective date.

On May 23, 2024, the Group entered into the agreements with CAMMESA pursuant to the provisions of the Resolution. As a result of the execution of such agreements, the Group recognized a loss of 32,602,392, which is presented under the line item “Agreement with CAMMESA – SE Resolution N° 58/2024 and No. 66/2024” within “Other operating expenses” in the consolidated statement of income for the year ended December 31, 2024. During May and June 2024, the exchange of the AE38 USD bond corresponding to the MEM economic transactions of December 2023 and January 2024 was completed, and the MEM economic transaction corresponding to February 2024 was fully collected.

q)	Secretariat of Energy Resolution No 21/2025

On January 28, 2025, Secretariat of Energy Resolution No. 21/2025 was published in the Official Gazette, establishing that new conventional electric power generation projects, commercially enabled as of January 1, 2025, may enter into supply contracts in the Term Market with Large Users and Distributors. Additionally, Resolution No. 354/2020 of the Secretariat of Energy was repealed, modifying some considerations of the GasAr Plan and the priorities for natural gas consumption in the Electricity Market. It was also established that as of March 1, 2025, generators selling their energy in the spot market may purchase their fuel, and it will be recognized by CAMMESA according to the variable production cost declared and recognized by the generator. The cost of unsupplied energy in the MEM was also set, with a maximum value of USD 1,500/MWh when it exceeds 10% of the system's demand. Finally, the Energía Plus scheme was repealed, with existing contracts remaining in force until their termination.

r)	Secretariat of Energy Resolution No 67/2025

On February 17, 2025, Secretariat of Energy Resolution No. 67/2025 was published in the Official Gazette, authorizing the National and International Open Call "Almacenamiento AlmaGBA" to enter into storage generation contracts with MEM distributor agents Edenor and Edesur, with CAMMESA acting as guarantor of last resort, in accordance with the terms and conditions approved by this resolution.

This new energy storage system will cover short-term capacity requirements and provide fast-response reserve services, as evidenced by Battery Energy Storage Systems.

On July 15, 2025, the bids were submitted. The Group submitted a 150 MW project at the Nuevo Puerto power plant and a 55 MW project at the Costanera power plant. Both projects were awarded to the Group on September 1, 2025, while the respective contracts with Edenor and Edesur were executed on December 4, 2025 and November 25, 2025, respectively.

s)	Provisions on Hydroelectric Power Plants

As from July 11, 2023, through successive resolutions issued by the Secretariat of Energy (“SE”), the term to continue operating the Piedra del Águila Hydroelectric Power Plant, among other national hydroelectric power plants whose concession terms expired during 2023, was extended until December 31, 2025.

On August 12, 2024, PEN Decree No. 718/2024 was published in the Official Gazette, which established that the Secretariat of Energy would call for a National and International Public Tender in order to proceed with the sale of the equity interests of the companies created for each of the hydroelectric power plants of the Comahue region.

On August 20, 2025, Resolution No. 1200 of the Ministry of Economy was published, which initiated the sale of the equity interests of the following hydroelectric power plants: (i) Alicurá Hidroeléctrica Argentina S.A., (ii) El Chocón Hidroeléctrica Argentina S.A., (iii) Cerros Colorados Hidroeléctrica Argentina S.A. and (iv) Piedra del Águila Hidroeléctrica Argentina S.A. (“PDAHA”), and approved the terms and conditions of the tender process.

Within the framework of the tender process, the Ministry of Economy awarded 100% of the shares of PDAHA (the new concessionaire company of the Piedra del Águila Hydroelectric Complex) to CPSA as sole shareholder for a total consideration of USD 245 million. Such amount was paid by CPSA on January 5 and 6, 2026.

As a result thereof, and upon compliance with the requirements set forth in the tender process and in the share transfer agreement, on January 9, 2026: (a) the National Government transferred the shares of PDAHA to CPSA; (b) the National Government and PDAHA executed the Concession Agreement for the operation of the Piedra del Águila Hydroelectric Complex for a term of 30 years; and (c) PDAHA took possession of the concession.

The company is currently analyzing the terms of the related agreements to determined the accouting effect which will be recognized in 2026.

t)	Secretariat of Energy Resolutions No. 603/2024, No. 27/2025, No. 113/2025, No. 143/2025, No. 177/2025, No. 227/2025, No. 280/2025, No. 331/2025, No. 356/2025 and No. 381/2025

Throughout 2025, the remuneration values for power and energy of generation not committed under contracts were updated on a monthly basis, in accordance with various resolutions issued by the Secretariat of Energy.

In this regard, on December 27, 2024, Resolution SE No. 603/2024 was published in the Official Gazette, which updated the remuneration values by replacing Annexes I to V of Resolution No. 387/2024 and establishing a 4% increase effective as of January 1, 2025. Subsequently, through Resolutions No. 27/2025, No. 113/2025, No. 143/2025, No. 177/2025, No. 227/2025, No. 280/2025, No. 331/2025, No. 356/2025 and No. 381/2025 of the Secretariat of Energy, the corresponding remuneration values were updated monthly by 4%, 1.5%, 1.5%, 2%, 1.5%, 1%, 0.4%, 0.5% and 0.5%, respectively.

The increases established by Resolutions No. 143/2025, No. 177/2025, No. 227/2025, No. 356/2025 and No. 381/2025 were not applicable to certain hydroelectric plants, among which is included the Piedra del Águila hydroelectric plant.

u)	Decree No. 450/2025

On July 7, 2025, Decree No. 450/2025 was published in the Official Gazette, through which the National Executive Branch approved adjustments and amendments to Electricity Laws No. 15,336 and No. 24,065, which constitute the Electricity Regulatory Framework, based on the delegation provided under the Bases Law (see Note 22).

In this regard, the National Executive Branch emphasized that the delegation bases aim to recover the objective of reducing the intervention of the National Government in the pricing and contracting system, in order to provide greater freedom to private actors and provide greater legal certainty to ensure long-term supply. Additionally, the federal electricity regime is consolidated, preserving the supremacy of the national regulatory framework over local provisions, so as not to hinder the free circulation of electricity.

Accordingly, Decree No. 450/2025 established a 24-month transition period for the modification of regulations and complementary standards as necessary, during which the Secretariat of Energy was to undertake all necessary actions to ensure a gradual, orderly, and predictable transition toward the objectives established in Article 2 of Law No. 24,065 and the full implementation of said law and its regulations. Furthermore, it was established that during the transition period, the Secretariat of Energy would issue the necessary regulations for its implementation.

v)	Secretariat of Energy Resolution No. 400/2025

On October 20, 2025, Resolution No. 400/2025 of the Energy Secretariat was published in the Official Gazette, through which the “Rules for the Normalization of MEM and its Progressive Adaptation” were approved, which implement the modifications to MEM regulations established by Decree No. 450/2025, with application as from November 1, 2025.

The central objective of these rules is to reformulate the MEM to establish a price system based on marginal costs, decentralize fuel management, and allow demand to contract its supply through the Term Market (Mercado a Término – MAT).

The Resolution No. 400/2025, among its main points, establishes the following:

i.	Categories of demand for energy distributors, dividing them between demand that can contract its supply (GUDI) and demand that cannot contract (Residential and Non-Residential). The latter will be mainly supplied by Assigned Generation, as defined below.

ii.	Assigned Generation comprises generation units (i) with existing MEM supply contracts, (ii) hydroelectric plants under concession of the National Government, (iii) hydroelectric plants of binational entities, (iv) nuclear plants, and (v) energy imports carried out in a centralized manner by the OED. The remuneration of Assigned Generation will remain based on contract values and/or specific regulations issued by the Secretariat of Energy. Generation units not classified as Assigned Generation are considered Spot Generation and may participate in the energy and power remuneration scheme and the MAT scheme described in section (iv) below, except for thermal power plants in which ENARSA has a majority stake, and combined-cycle generation units with power availability commitments under the Agreement approved by Resolution SE No. 59/2023, which may terminate said agreement and formally adhere to this regime to participate therein.

iii.	New Generation is defined as all generation equipment whose commercial commissioning occurred on or after January 1, 2025.

iv.	A scheme of fuel management and energy and power remuneration for Spot Market generation is defined, according to the following terms:

a.   Fuel Management:

-	Decentralization of fuel management (natural gas and alternative fuels) by generators.

-	Natural Gas (NG): While the Gas Plan remains in effect (until 2028), generators may access an “NG Agreement” administered centrally by CAMMESA/ENARSA. However, self-management of NG is allowed, while full fuel management becomes mandatory as of January 1, 2029.

-	Generators with self-managed fuel must freely declare their Variable Production Cost (CVP) within reference ranges to compete in dispatch and recover costs (including fuel).

-	Generators without self-managed fuel will apply reference costs and will not access the marginal rent scheme. Their power remuneration will gradually decrease until eliminated as of 2028, except when dispatched.

b.   Remuneration of Spot Generation:

-	The remuneration seeks to value both the offered cost (CVP) and the marginal rent, incentivizing competition.

-	Remuneration Formula:

Hourly Remuneration Price = CVP + Adapted Marginal Rent (RMA), where RMA = (Hourly Marginal Cost × Loss Factor – CVP) × Adapted Rent Factor (FRA).

The FRA is the percentage of the marginal rent that is remunerated; it gradually increases for existing thermal, hydroelectric, and renewable generation (i.e., prior to 2025) from 0.15 in 2025 to 0.35 in 2028, while for New Generation and those incorporating firm NG transport, the FRA equals 1 (full access to rent).

-	Minimum Rent Levels: Minimum rent values expressed in USD per MWh are established for existing thermal, hydroelectric, and renewable generation.

c. Remuneration of Power:

-	Power Made Available (PPAD): Remunerated during Power Remuneration Hours (HRP, typically 90 hours per week) at a rate of USD 12 / MW made available per HRP hour (with multiplier factors depending on fuel type and season).

-	Base Reliability Reserve Service (SRC Base): Payment of USD 1,000 / MW per month for power available from existing thermal generation.

-	Additional Reliability Reserve Service (SRC Additional): Differential payment of USD 9,000 / MW per month for new hydrothermal generation or low-utilization storage at nodes required by the SADI.

d.   Demand Allocation and Prices:

-	Distributor demand is divided and the price signal is redirected.

-	Seasonalized Demand of Distributors: Includes Residential demand (priority 1) and Non-Residential demand (priority 2) and will be supplied by Assigned Generation. Wholesale costs for this demand will reflect the average costs of the Assigned Generation.

-	Spot Demand (Large Users, Uncovered Demand): Prices will reflect system costs, with a gradual incorporation of the Hourly Marginal Cost.

e.   Term Market (MAT):

-	The MAT for energy and power is promoted as the main contracting mechanism, with the objective of allowing demand (Distributors and Large Users) to freely contract their supply with generators, obtaining physical backing and price stability.

-	Existing thermal and hydro generation has limits on its capacity to contract with Large Users (maximum 20% of its monthly production) until January 1, 2030.

-	MAT Power: Allows demand parties to secure their power requirements during HRP through contracts, which will be deducted from their obligation to purchase power made available in the Spot market.

v.	Any new demand in the MEM that is directly connected to the High-Voltage Transmission System, and that represents a relative increase exceeding 0.5% of the average demand of the MEM, must accompany its request for access to the MEM and transmission capacity with the submission of a supply plan that ensures (i) at least 80% of new energy production; and (ii) sufficient physical power backing to cover up to 80% of its consumption.